Note 5 - Accounts Payable and Accrued Liabilities (Tables)	9 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about trade payable and accrued liabilities [text block]
	December 31, 2024	March 31, 2024

Trade payables	$75,389	$1,101,757
Tax late filing penalty	204,429	-
Advance royalty payable (Note 4)	362,644	301,967
Accrued liabilities	444,193	91,484
Due to related parties (Note 8)	124,722	86,980

Trade payables	$1,211,377	$1,582,188